Stockholders' (Deficit) Equity (Series D Convertible Preferred Stock) (Details) - $ / shares	Apr. 13, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 24, 2016	Jun. 30, 2015
Common Stock
Class of Stock [Line Items]
Shares converted to common stock (shares)	18,331.5
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		150	150	150	150
Preferred stock, par value (in dollars per share)		$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share conversion rate (shares)				166.65
Threshold of ownership (up to)				9.99%
Preferred stock, shares outstanding (in shares)	0	110	0		0
Preferred Stock, shares issued (in shares)		110	0	110	0
Series D Preferred Stock | Preferred Stock
Class of Stock [Line Items]
Shares converted to common stock (shares)	110